Warrants	9 Months Ended
Sep. 30, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants Disclosure [Text Block]
3.               Warrants

Warrants consist of the following:

	Shares	Weighted average exercise price	Weighted average remaining contract term (years)
Warrants outstanding at December 31, 2012	11,712,315	$0.83	1.1
Granted	20,110,320	0.30	5.0
Exercised	-	-	-
Forfeited or lapsed	(11,666,654)	0.86	-
Warrants outstanding at September 30, 2013	20,155,981	$0.31	4.6

As of September 30, 2013, there are 17,281,107 warrants classified as derivative liabilities relating to senior convertible notes of the Company issued on May 8, 2013, which were exercisable November 8, 2013. Of the 20,155,981 warrants outstanding, 45,661 are exercisable. For each reporting period, the warrants classified as derivatives are revalued with the change in value reported as a change in value of senior warrants on the consolidated condensed statements of operations. (See Footnote 6)